Revenue (Tables)	12 Months Ended
Dec. 31, 2017
Revenue [abstract]
Schedule of Revenue
	2017	2016	2015
Aeronautical revenue	767,023	673,509	543,228
Non aeronautical revenue
Commercial revenue	555,504	522,199	459,717
Construction service revenue	250,112	165,065	178,420
Other revenue	2,514	5,563	5,725
	1,575,153	1,366,336	1,187,090